Expense Example - FidelitySustainableTargetDateFunds-ComboClassK6Pro - FidelitySustainableTargetDateFunds-ComboClassK6Pro - Fidelity Sustainable Target Date 2055 Fund - Fidelity Sustainable Target Date 2055 Fund - Class K6
May 30, 2024 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381